BUSINESS SEGMENTS - Additional Information (Details) $ in Millions	12 Months Ended
	Jun. 29, 2018 USD ($) segment	Jun. 30, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3
Number of operating segments | segment	3
Amortization of intangible assets, debt premium, debt discount and debt issuance costs | $	$ 116	$ 125
Export revenue | $	$ 1,300	$ 1,300
Geographic Concentration Risk | Total Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	5.00%	5.00%
Government Contracts Concentration Risk | Total Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	75.00%	74.00%
Product Concentration Risk | Total Revenue
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	21.00%	22.00%
Product Concentration Risk | Communication Systems | Sales Revenue, Services, Net
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	11.00%
Product Concentration Risk | Electronic Systems | Sales Revenue, Services, Net
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	29.00%
Product Concentration Risk | Space and Intelligence Systems | Sales Revenue, Services, Net
Segment Reporting Information [Line Items]
Concentration risk percentage (as percent)	13.00%